Income Taxes (Current and Deferred) (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Deferred Tax Assets and Deferred Tax Liabilities

The net balance of 944 million euros at December 31, 2018 (728 million euros at December 31, 2017) breaks down as follows.

	As of December 31,
	2018	2017
	(millions of euros)
Deferred tax assets	1,136	993
Deferred tax liabilities	(192)	(265)

Total	944	728

Schedule of Deferred Tax Assets and Deferred Tax Liabilities Before Offsets By Legal Entity

Since the presentation of deferred tax assets and liabilities in the financial statements takes into account the offsets by legal entity when applicable, the composition of the gross amounts before offsets is presented below:

	As of December 31,
	2018	2017
	(millions of euros)
Deferred tax assets	1,592	1,429
Deferred tax liabilities	(648)	(701)

Total	944	728

Schedule of Temporary Differences in Deferred Tax Assets and Deferred Tax Liabilities

The temporary differences which made up this line item at December 31, 2018 and 2017, as well as the movements during 2018 were as follows:

	As of December 31, 2017	IFRS 9 adoption	IFRS 15 adoption	Recognized in profit or loss	Recognized in equity	Change in scope of consolidation and other changes	As of December 31, 2018
	(millions of euros)
Deferred tax assets:
Tax loss carryforwards	32			181		(8)	205
Derivatives	589			(7)	(9)		573
Provision for bad debts	142	27		11		6	186
Provisions	452			(12)		(8)	432
Taxed depreciation and amortization	106			8			114
Other deferred tax assets	108			(23)	(5)	2	82

Total	1,429	27	—	158	(14)	(8)	1,592

Deferred tax liabilities:
Derivatives	(422)			(1)	2		(421)
Business combinations—for step-up of net assets in excess of tax basis	(131)			4		13	(114)
Deferred gains	(2)				2		—
Accelerated depreciation	(14)						(14)
Other deferred tax liabilities	(132)	11	(8)	35		(5)	(99)

Total	(701)	11	(8)	38	4	8	(648)

Total net deferred tax assets (liabilities)	728	38	(8)	196	(10)	—	944

Schedule of Expirations of Deferred Tax Assets and Deferred Tax Liabilities

The expirations of deferred tax assets and deferred tax liabilities at December 31, 2018 were as follows:

	Within 1 year	Beyond 1 year	Total at December 31, 2018
	(millions of euros)
Deferred tax assets	383	1,209	1,592
Deferred tax liabilities	(18)	(630)	(648)

Total net deferred tax assets (liabilities)	365	579	944

Schedule of Unused Tax Loss Carryforwards

At December 31, 2018, the TIM Group had unused tax loss carryforwards of 2,163 million euros, mainly relating to the Brazil Business Unit and the company Telecom Italia Finance, with the following expiration dates:

Year of expiration	(millions of euros)
2019	—
2020	—
2021	—
2022	1
2023	—
Expiration after 2023	39
Without expiration	2,123

Total unused tax loss carryforwards	2,163

Schedule of Income Tax Payables

Income tax payables amounted to 109 million euros (157 million euros at December 31, 2017). They break down as follows:

	At December 31,
	2018	2017
	(millions of euros)
Income tax payables:
Non-current	42	45
Current	67	112

Total	109	157

Schedule of Income Tax Expense

Income tax expense breaks down as follows:

		2018	2017	2016
		(millions of euros)
Current taxes for the year		547	646	900
Net difference in prior years estimates		24	(6)	(54)

Total current taxes		571	640	846
Deferred taxes		(196)	(150)	34

Total taxes on continuing operations	(A)	375	490	880
Total taxes on Discontinued operations/Non-current assets held for sale	(B)	—	—	48

Total income tax expense for the year	(A+B)	375	490	928

Schedule of Reconciliation Between the Theoretical Tax Expense

The reconciliation between the theoretical tax expense, using the IRES tax rate in force in Italy (24%), and the effective tax expense for the years ended December 31, 2018, 2017 and 2016 is the follows:

			2018	2017	2016
			(millions of euros)
Profit (loss) before tax from continuing operations			(777)	1,777	2,799
Theoretical income tax from continuing operations			(186)	426	770
Income tax effect on increases (decreases) in variations:
Tax losses of the year not considered recoverable			9	3	17
Tax losses from prior years not recoverable (recoverable) in future years			(225)	(2)	(1)
Non-deductible goodwill impairment charge			621	—	—
Effect of change in IRES tax rate			—	—	25
Prior years’ IRES			25	(26)	(38)
Brazil: different rate compared to theoretical rate in force in Italy			44	34	11
Brazil: incentive on investments in the north-east of the country			(34)	(31)	(31)
Other net differences			(19)	(55)	(26)

Effective income tax recognized in income statement from continuing operations, excluding IRAP tax			235	349	727
IRAP tax			140	141	153

Total effective income tax recognized in income statement from continuing operations	(A	)	375	490	880

Effective income tax recognized in income statement from Discontinued operations/Non-current assets held for sale	(B	)	—	—	48

Total effective income tax recognized in income statements	(A+B	)	375	490	928